Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	[1]	Dec. 31, 2024	[1]
Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Subtotal	$ 21,250,627	$ 24,545,290
Cash and cash equivalents presented in consolidated statements of cash flows	21,250,627	24,577,422	$ 23,452,268		$ 21,936,422
Cash and Cash Equivalents and Restricted Cash [Member]
Schedule of Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash on hand	572,323	591,145
Cash in bank	20,678,304	23,954,145
Subtotal	21,250,627	24,545,290
Restricted cash – non-current	2,476,766	2,322,790
Subtotal	23,727,393	26,868,080
Cash in banks attributable to discontinued operations		32,132
Cash, cash equivalents, and restricted cash	23,727,393	26,900,212
Cash and cash equivalents in continuing operations	21,250,627	24,545,290
Cash and cash equivalents in discontinued operations		32,132
Cash and cash equivalents presented in consolidated statements of cash flows	$ 21,250,627	$ 24,577,422

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia (Note 4) for the six months ended June 30, 2025.